Income Taxes (Details) - Schedule of net deferred tax assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 25,459,247	$ 17,865,584
Allowance for uncollectible accounts	3,389,435	6,171,512
Equity based compensation	1,322,642	3,273,873
Research and experimental expenditures	216,391
Lease liability	17,575	50,408
Startup costs	9,514	10,517
Accruals	458,609	328,154
Nondeductible interest	3,816,974	945,153
Other	365,743	290,029
Total net deferred tax assets	35,056,130	28,935,230
Valuation allowance	(34,868,210)	(28,842,025)
Deferred tax liabilities:
Depreciation and amortization	(168,505)	(36,457)
Equity based compensation		(356)
Right-of-use asset	(19,415)	(56,392)
Total net deferred tax liabilities	(187,920)	(93,205)
Net deferred tax asset (liability)